SUBSEQUENT EVENT - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 65,263	$ 53,454
Term deposits	215	0
Accounts receivable	1,300	1,844
Inventories	6,130	5,773
Prepaid expenses and other current assets	9,344	8,927
Loan receivables		107
Total current assets	82,252	70,105
Non-current assets
Restricted cash	993	1,127
Property, plant and equipment, net	39,379	47,638
Goodwill	42,102	46,147
Intangible assets, net	12,737	14,179
Long-term investments	169	217
Deferred tax assets	22,803	21,168
Other non-current assets	8,668	14,438
Operating lease right-of-use assets	73,973	87,472
TOTAL ASSETS	283,076	302,491
Current liabilities
Prepayments from customers, current portion	4,919	4,145
Accrued expenses and other current liabilities	55,642	54,406
Income tax payable	20,888	18,592
Operating lease liabilities, current portion	13,890	16,856
Deferred revenue, current portion	27,019	34,351
Long-term debt, current portion		7
Total current liabilities	122,358	128,357
Non-current liabilities
Prepayments from customers, non-current portion	1,461	4,024
Deferred revenue, non-current portion	999	1,726
Other non-current liabilities	11,645	12,519
Deferred income tax liabilities	1,768	1,890
Operating lease liabilities, non-current portion	65,689	76,308
TOTAL LIABILITIES	203,920	$ 224,824
NET ASSETS (LIABILITIES)	79,156
Pro Forma [Member]
Current assets
Amounts due from related parties	44,664
Non-current assets
Amounts due from related parties (for Divestiture)	22,576
TOTAL ASSETS	67,240
Current liabilities
Amounts due to related parties	44,664
Total current liabilities	44,664
Non-current liabilities
TOTAL LIABILITIES	44,664
NET ASSETS (LIABILITIES)	22,576
Divestiture
Current assets
Cash and cash equivalents	31,892
Term deposits	215
Accounts receivable	27
Prepaid expenses and other current assets	6,409
Total current assets	38,543
Non-current assets
Restricted cash	993
Property, plant and equipment, net	32,967
Goodwill	22,925
Intangible assets, net	1,638
Deferred tax assets	13,969
Other non-current assets	3,194
Operating lease right-of-use assets	49,581
TOTAL ASSETS	163,810
Current liabilities
Prepayments from customers, current portion	183
Accrued expenses and other current liabilities	32,337
Income tax payable	20,020
Operating lease liabilities, current portion	8,503
Deferred revenue, current portion	18,865
Amounts due to related parties	44,664
Total current liabilities	124,572
Non-current liabilities
Prepayments from customers, non-current portion	540
Other non-current liabilities	2,071
Deferred income tax liabilities	14
Operating lease liabilities, non-current portion	47,239
TOTAL LIABILITIES	174,436
NET ASSETS (LIABILITIES)	(10,626)
Non Divestiture
Current assets
Cash and cash equivalents	33,371
Accounts receivable	1,273
Inventories	6,130
Prepaid expenses and other current assets	2,935
Amounts due from related parties	44,664
Total current assets	43,709
Non-current assets
Property, plant and equipment, net	6,412
Goodwill	19,177
Intangible assets, net	11,099
Long-term investments	169
Deferred tax assets	8,834
Other non-current assets	5,474
Operating lease right-of-use assets	24,392
Amounts due from related parties (for Divestiture)	22,576
TOTAL ASSETS	186,506
Current liabilities
Prepayments from customers, current portion	4,736
Accrued expenses and other current liabilities	23,305
Income tax payable	868
Operating lease liabilities, current portion	5,387
Deferred revenue, current portion	8,154
Total current liabilities	42,450
Non-current liabilities
Prepayments from customers, non-current portion	921
Deferred revenue, non-current portion	999
Other non-current liabilities	9,574
Deferred income tax liabilities	1,754
Operating lease liabilities, non-current portion	18,450
TOTAL LIABILITIES	74,148
NET ASSETS (LIABILITIES)	$ 112,358